Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2014	Fair value measurement or disclosure at December 31, 2014 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,746,888		1,746,888
Money market fund	755,095	755,095
Short-term investments Held-to-maturity investments
Fixed-rate investments	38,248,723		38,248,723
Adjustable-rate investments	59,519		59,519
Long-term investments Held-to-maturity investments
Fixed-rate investments	531,318		531,318
Long-term notes payable	21,811,666	21,811,666

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	2,865,096		2,865,096
Adjustable-rate debt investments	1,568,543		1,568,543
Equity investments	45,508	45,508
Long-term investments Available-for-sale investments
Debt investment	272,680			272,680
Equity investment	115,921	115,921

Non-recurring
Long-term investments	—			—	(93,424)
Intangible assets	—			—	(1,625)

Total assets measured at fair value	4,867,748	161,429	4,433,639	272,680	(95,049)

As of December 31, 2014, long-term available-for-sale debt investment was measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

As of December 31, 2014, certain intangible assets (Note 8) and equity method investments (Note 4) were written down from their respective carrying value to fair value of nil, which were measured using significant unobservable inputs (Level 3), with impairment charges incurred and recorded in earnings for the year then ended.

	Total fair value at December 31, 2015		Fair value measurement or disclosure at December 31, 2015 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	678,000	104,665		678,000
Money market fund	608,353	93,914	608,353
Short-term investments Held-to-maturity investments
Fixed-rate investments	37,134,096	5,732,517		37,134,096
Long-term investments Held-to-maturity investments
Fixed-rate investments	1,806,446	278,867		1,806,446
Long-term notes payable	30,714,586	4,741,515	30,714,586

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	6,958,399	1,074,192		6,958,399
Adjustable-rate debt investments	13,325,385	2,057,085		13,325,385
Equity investments	742,618	114,640	742,618
Long-term investments Available-for-sale investments
Equity investments	276,965	42,756	276,965
Non-recurring
Long-term investments	—	—			—	(116,978)	(18,058)

Total assets measured at fair value	21,303,367	3,288,673	1,019,583	20,283,784	—	(116,978)	(18,058)

Reconciliation of Available-For-Sale Debt Investments at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of long-term available-for-sale debt investment at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Long-term available-for- sale debt investment
	RMB	US$
	(In thousands)
Balance as of January 1, 2015	272,680	42,095
Reclassification as a cost method investment	(272,680)	(42,095)

Balance as of December 31, 2015	—	—